Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant accounting policies
Schedule of exchange rates used

	Average rate			Closing rate
				Dec 31,	Dec 31,	Dec 31,
	2017	2018	2019	2017	2018	2019
USD (EUR 1)	1.1297	1.1779	1.1191	1.1993	1.1419	1.1234
AED (EUR 1)	4.1549	4.2713	4.0985	4.3874	4.1396	4.0795
INR (EUR 1)	73.5324	79.3177	78.7980	76.6055	78.5156	80.187